Provisions - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Future expected provision number
Additional provisions	£ 144
Operational risk provisions
Future expected provision number
Additional provisions	78	£ 50
Fraud loss
Future expected provision number
Additional provisions	£ 63	£ 37